Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Cash flows from operating activities
Net income	$ 2,495,920,000	2,821,888,000,000	1,143,525,000,000	1,492,400,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	595,252,000	672,992,000,000	2,201,164,000,000	1,436,598,000,000
Provision (reversal) for future policy benefit	739,023,000	835,539,000,000	526,463,000,000	(71,059,000,000)
Depreciation and amortization	534,901,000	604,759,000,000	713,521,000,000	871,416,000,000
Accretion of discounts on long-term debt	65,220,000	73,738,000,000	50,148,000,000	140,635,000,000
Amortization on deferred loan origination fees and costs	100,832,000	114,000,000,000	94,411,000,000	151,073,000,000
Amortization on investment debt securities	(12,964,000)	(14,657,000,000)	(18,746,000,000)	(32,279,000,000)
Net gain on equity investments	(60,556,000)	(68,465,000,000)	(61,362,000,000)	(53,067,000,000)
Net trading (profits) losses	(828,385,000)	(936,572,000,000)	516,962,000,000	(584,330,000,000)
Net gain on sale of available-for-sale securities	(656,372,000)	(742,095,000,000)	(416,196,000,000)	(110,463,000,000)
Impairment loss on securities	8,927,000	10,095,000,000	108,096,000,000	246,265,000,000
Net (gain) loss on sale of premises and equipment	5,028,000	5,685,000,000	(14,140,000,000)	(1,604,000,000)
Provision (reversal) for other losses	51,065,000	57,735,000,000	166,238,000,000	(18,467,000,000)
Net (gain) losses on sales of other assets	(63,869,000)	(72,211,000,000)	(87,340,000,000)	(99,821,000,000)
Gain on deconsolidation			(31,933,000,000)
Net unrealized foreign exchange (gains) losses	186,909,000	211,319,000,000	(1,093,482,000,000)	805,429,000,000
Expense (reversal) on stock option	27,622,000	31,230,000,000	52,077,000,000	(114,058,000,000)
Impairment loss on goodwill			59,517,000,000	128,394,000,000
Impairment loss on other investments	93,354,000	105,546,000,000	14,802,000,000	33,206,000,000
Net (gain) loss on sale of loans	33,818,000	38,235,000,000	(26,189,000,000)	(1,196,000,000)
Net changes in:
Restricted cash	2,136,238,000	2,415,229,000,000	(939,905,000,000)	(2,304,511,000,000)
Trading assets	(999,440,000)	(1,129,967,000,000)	6,881,682,000,000	(7,934,088,000,000)
Other assets	557,039,000	629,788,000,000	1,756,950,000,000	(1,714,095,000,000)
Trading liabilities	(895,285,000)	(1,012,209,000,000)	(7,265,631,000,000)	9,322,022,000,000
Accrued expenses and other liabilities	1,540,851,000	1,742,086,000,000	(2,616,515,000,000)	2,315,268,000,000
Net cash provided by operating activities	5,655,128,000	6,393,688,000,000	1,714,117,000,000	3,903,668,000,000
Cash flows from investing activities
Net change in interest-bearing deposit assets	72,282,000	81,723,000,000	(562,124,000,000)	(533,050,000,000)
Net change in call loans and securities purchased under resale agreements	(813,947,000)	(920,249,000,000)	1,483,791,000,000	(2,158,154,000,000)
Proceeds from sales of available-for-sale securities	3,877,489,000	4,383,889,000,000	1,561,005,000,000	2,473,684,000,000
Proceeds from maturities of available-for-sale securities	11,725,946,000	13,257,354,000,000	12,351,877,000,000	7,274,598,000,000
Purchases of available-for-sale securities	(14,538,874,000)	(16,437,650,000,000)	(11,668,839,000,000)	(16,325,479,000,000)
Proceeds from maturities of held-to-maturity securities	2,092,751,000	2,366,064,000,000	2,224,973,000,000	6,237,970,000,000
Purchases of held-to-maturity securities	(1,881,667,000)	(2,127,413,000,000)	(6,345,609,000,000)	(6,680,646,000,000)
Loan originations and principal collections, net	(9,887,973,000)	(11,179,343,000,000)	(5,477,713,000,000)	(16,141,642,000,000)
Proceeds from sales of premises and equipment	24,321,000	27,497,000,000	69,583,000,000	92,158,000,000
Purchases of premises and equipment	(250,423,000)	(283,128,000,000)	(382,246,000,000)	(411,017,000,000)
Net change in security deposits	(63,229,000)	(71,487,000,000)	6,185,000,000	(38,904,000,000)
Increase in goodwill			(3,303,000,000)
Acquisition of subsidiaries, net of cash acquired	11,651,000	13,172,000,000		(46,278,000,000)
Deconsolidation of subsidiaries			(1,409,000,000)
Proceeds from sales of equity method investments	81,586,000	92,241,000,000	121,902,000,000	8,613,000,000
Acquisition of equity method investments	(125,668,000)	(142,081,000,000)	(114,535,000,000)	(264,136,000,000)
Net change in other investments	(112,744,000)	(127,466,000,000)	(749,297,000,000)	(395,972,000,000)
Net cash used in investing activities	(9,788,499,000)	(11,066,877,000,000)	(7,485,759,000,000)	(26,908,255,000,000)
Cash flows from financing activities
Net increase in interest-bearing deposit liabilities	5,120,484,000	5,789,219,000,000	25,310,495,000,000	14,955,203,000,000
Net increase (decrease) in non-interest-bearing deposits	166,547,000	188,298,000,000	(52,447,000,000)	(220,276,000,000)
Net increase (decrease) in short-term borrowings	(1,031,930,000)	(1,166,700,000,000)	(13,220,611,000,000)	7,079,775,000,000
Proceeds from issuance of secured borrowings	2,218,659,000	2,508,416,000,000	2,434,546,000,000	4,503,126,000,000
Repayment of secured borrowings	(2,517,176,000)	(2,845,920,000,000)	(4,685,501,000,000)	(5,826,397,000,000)
Proceeds from issuance of long-term debt	13,938,544,000	15,758,917,000,000	16,136,245,000,000	13,097,327,000,000
Repayment of long-term debt	(12,219,861,000)	(13,815,772,000,000)	(17,171,152,000,000)	(12,673,038,000,000)
Proceed from the issuance of common stock			1,275,260,000,000
Sale of treasury stock			25,000,000
Cash dividends paid	(371,719,000)	(420,266,000,000)	(230,586,000,000)	(572,004,000,000)
Increase of noncontrolling interest	89,500,000	101,188,000,000	16,690,000,000	2,328,000,000
Net cash provided by financing activities	5,393,048,000	6,097,380,000,000	9,812,964,000,000	20,346,044,000,000
Effect of exchange rate changes on cash	(86,949,000)	(98,305,000,000)	(1,042,974,000,000)	443,514,000,000
Net increase (decrease) in cash and cash equivalents	1,172,728,000	1,325,886,000,000	2,998,348,000,000	(2,215,029,000,000)
Cash and cash equivalents
Beginning of year	3,859,124,000	4,363,125,000,000	1,364,777,000,000	3,579,806,000,000
End of year	5,031,852,000	5,689,011,000,000	4,363,125,000,000	1,364,777,000,000
Supplemental disclosure of cash flow information
Cash paid for interest	6,035,274,000	6,823,481,000,000	8,085,712,000,000	8,297,836,000,000
Cash paid for income taxes	615,001,000	695,320,000,000	700,844,000,000	985,904,000,000
Supplemental disclosure of non-cash investing and financing activities
Securities and other investments received in connection with loan restructuring	23,171,000	26,198,000,000	6,519,000,000
Securities and other investments received in connection with suspense receivable as credit restructuring	18,825,000	21,283,000,000	33,553,000,000
Increase in cumulative translation adjustments, net of taxes	7,031,000	7,949,000,000	(67,906,000,000)	142,257,000,000
Increase (decrease) in unrealized gains (losses) on available-for-sale securities, net of taxes	140,568,000	158,926,000,000	441,438,000,000	(308,976,000,000)
Increase in premises and equipment transferred from other receivables
Increase in equity method investment due to deconsolidation			126,795,000,000